Shareholders' Equity	3 Months Ended
Jun. 30, 2011
Equity
Stockholders' Equity Note Disclosure [Text Block]
	Three months ended		Six months ended
	June 30, 2011	June 30, 2010	June 30, 2011	June 30, 2010
Balance at the beginning of the period	32,607	29,390	31,735	29,098
Net income during the period	1,321	353	2,133	570
Stock based compensation	44	85	83	160
Exercise of stock options	696	-	717	-
Balance at end of the period	34,668	29,828	34,668	29,828